JPMorgan SmartRetirement® Blend 2025 Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 43.6%
Fixed Income — 17.9%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	26,994	195,435
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,176	32,089
JPMorgan High Yield Fund Class R6 Shares (a)	18,261	117,968
Total Fixed Income		345,492
International Equity — 2.0%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,351	39,715
U.S. Equity — 23.7%
JPMorgan Equity Index Fund Class R6 Shares (a)	5,449	458,808
Total Investment Companies (Cost $625,079)		844,015
Exchange-Traded Funds — 23.0%
Alternative Assets — 0.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	185	17,345
Fixed Income — 4.1%
JPMorgan Inflation Managed Bond ETF (a)	1,660	79,899
International Equity — 13.1%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	754	39,722
JPMorgan BetaBuilders International Equity ETF (a)	3,470	213,408
Total International Equity		253,130
U.S. Equity — 4.9%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	668	60,227
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	551	33,340
Total U.S. Equity		93,567
Total Exchange-Traded Funds (Cost $366,578)		443,941
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 8.6%
U.S. Treasury Bonds
1.13%, 5/15/2040	932	590
1.13%, 8/15/2040	3,613	2,264
3.38%, 8/15/2042	5,050	4,329
3.13%, 2/15/2043	2,740	2,249
3.88%, 2/15/2043	11,305	10,347
3.88%, 5/15/2043	325	297
4.13%, 8/15/2044	10,435	9,776
1.38%, 8/15/2050	11,275	5,745
1.63%, 11/15/2050	1,336	727
3.00%, 8/15/2052	9,350	6,962
4.50%, 11/15/2054	345	340
U.S. Treasury Notes
4.00%, 12/15/2025 (b)	835	834
4.00%, 2/15/2026	6,840	6,832

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
4.25%, 11/30/2026	2,435	2,447
0.63%, 12/31/2027	1,255	1,149
3.63%, 3/31/2028	6,330	6,284
1.25%, 4/30/2028	2,990	2,763
1.00%, 7/31/2028	15,835	14,412
3.25%, 6/30/2029	575	560
3.13%, 8/31/2029	2,006	1,941
3.88%, 9/30/2029	1,470	1,466
3.50%, 1/31/2030	3,830	3,754
4.25%, 1/31/2030	4,005	4,056
3.63%, 3/31/2030	17,050	16,788
4.88%, 10/31/2030	4,000	4,173
4.13%, 2/29/2032	23,490	23,552
2.88%, 5/15/2032	2,330	2,156
2.75%, 8/15/2032	526	481
3.50%, 2/15/2033	945	905
3.88%, 8/15/2033	7,220	7,076
4.00%, 2/15/2034	5,690	5,613
4.25%, 11/15/2034	12,960	12,999
U.S. Treasury STRIPS Bonds
1.20%, 5/15/2027 (c)	1,680	1,545
5.05%, 11/15/2040 (c)	1,040	499
5.07%, 2/15/2041 (c)	665	315
Total U.S. Treasury Obligations (Cost $170,277)		166,226
Corporate Bonds — 7.4%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.75%, 2/1/2026	66	65
2.20%, 2/4/2026	85	83
2.70%, 2/1/2027	1,722	1,661
3.45%, 11/1/2028	200	191
6.53%, 5/1/2034	225	241
L3Harris Technologies, Inc.
5.25%, 6/1/2031	250	254
5.40%, 7/31/2033	206	209
Northrop Grumman Corp.
5.15%, 5/1/2040	242	235
3.85%, 4/15/2045	220	174
RTX Corp.
5.15%, 2/27/2033	155	156
2.82%, 9/1/2051	385	235
		3,504

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobiles — 0.1%
Hyundai Capital America
2.38%, 10/15/2027 (d)	835	787
4.55%, 9/26/2029 (d)	250	245
		1,032
Banks — 2.1%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (d) (e)	300	303
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (d) (e)	200	205
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (d) (e)	400	401
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (d) (e)	400	422
ANZ New Zealand Int'l Ltd. (New Zealand) 5.36%, 8/14/2028 (d)	210	216
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (e)	200	191
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.37%, 7/15/2028 (e)	200	203
6.61%, 11/7/2028	600	638
5.57%, 1/17/2030	200	205
5.44%, 7/15/2031	200	205
6.03%, 1/17/2035	200	207
Bank of America Corp.
(SOFR + 1.58%), 4.38%, 4/27/2028 (e)	305	304
(SOFR + 1.63%), 5.20%, 4/25/2029 (e)	430	437
(SOFR + 1.57%), 5.82%, 9/15/2029 (e)	460	477
(SOFR + 1.33%), 2.97%, 2/4/2033 (e)	675	592
(SOFR + 1.65%), 5.47%, 1/23/2035 (e)	385	391
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (d) (e)	226	228
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (d) (e)	215	207
(SOFR + 1.62%), 5.60%, 3/20/2030 (d) (e)	210	215
Bank of Montreal (Canada) (SOFR + 1.25%), 4.64%, 9/10/2030 (e)	168	167
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (d)	250	255
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	273	275
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (d)	365	350
5.79%, 7/13/2028 (d)	200	207
5.54%, 1/22/2030 (d)	200	206
Barclays plc (United Kingdom)
(SOFR + 1.56%), 4.94%, 9/10/2030 (e)	200	199
(SOFR + 1.23%), 5.37%, 2/25/2031 (e)	200	202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (e)	200	173
(SOFR + 2.98%), 6.22%, 5/9/2034 (e)	280	292
(SOFR + 1.59%), 5.79%, 2/25/2036 (e)	200	201
BNP Paribas SA (France)
(SOFR + 1.22%), 2.16%, 9/15/2029 (d) (e)	364	333
(SOFR + 1.52%), 5.18%, 1/9/2030 (d) (e)	675	683
(SOFR + 1.59%), 5.50%, 5/20/2030 (d) (e)	285	290
(SOFR + 1.28%), 5.28%, 11/19/2030 (d) (e)	795	803
(SOFR + 1.62%), 5.79%, 1/13/2033 (d) (e)	325	332

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
BPCE SA (France)
(SOFR + 2.27%), 6.71%, 10/19/2029 (d) (e)	300	316
(SOFR + 1.96%), 5.72%, 1/18/2030 (d) (e)	250	255
(SOFR + 1.68%), 5.88%, 1/14/2031 (d) (e)	250	256
(SOFR + 1.85%), 5.94%, 5/30/2035 (d) (e)	365	368
(SOFR + 2.04%), 6.29%, 1/14/2036 (d) (e)	260	269
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (d) (e)	255	262
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (e)	502	488
(SOFR + 1.36%), 5.17%, 2/13/2030 (e)	940	952
(SOFR + 1.34%), 4.54%, 9/19/2030 (e)	403	398
(SOFR + 1.35%), 3.06%, 1/25/2033 (e)	940	824
Credit Agricole SA (France)
(SOFR + 0.89%), 1.25%, 1/26/2027 (d) (e)	657	639
(SOFR + 1.13%), 5.23%, 1/9/2029 (d) (e)	270	273
(SOFR + 1.86%), 6.32%, 10/3/2029 (d) (e)	250	261
(SOFR + 1.69%), 5.34%, 1/10/2030 (d) (e)	250	254
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (d) (e)	400	412
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (d) (e)	200	197
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (d) (e)	285	286
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (d) (e)	335	316
(SOFR + 1.05%), 4.85%, 11/5/2030 (d) (e)	340	342
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (d)	200	206
5.25%, 4/26/2029 (d)	529	539
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (e)	416	426
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	1,885	1,764
(SOFR + 1.29%), 2.21%, 8/17/2029 (e)	205	188
(SOFR + 1.29%), 5.29%, 11/19/2030 (e)	440	445
(SOFR + 1.29%), 5.13%, 3/3/2031 (e)	200	201
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (e)	190	192
Huntington National Bank (The) 5.65%, 1/10/2030	337	348
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (d) (e)	225	225
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (e)	285	286
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (e)	220	213
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (e)	255	258
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (e)	280	283
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (e)	230	221
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (e)	550	561
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (e)	200	200

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (e)	200	201
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (e)	210	206
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (e)	662	663
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (e)	355	362
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (d)	435	445
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (d)	200	204
PNC Financial Services Group, Inc. (The)
(SOFR + 1.26%), 4.81%, 10/21/2032 (e)	250	247
(SOFR + 1.93%), 5.07%, 1/24/2034 (e)	264	261
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (e)	395	392
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (e)	265	272
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (e)	500	493
(SOFR + 2.75%), 6.83%, 11/21/2026 (e)	635	643
(SOFR + 0.99%), 1.67%, 6/14/2027 (e)	230	222
(SOFR + 2.60%), 6.53%, 1/10/2029 (e)	360	374
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (e)	215	213
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (e)	245	250
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (d)	410	419
Societe Generale SA (France)
4.25%, 4/14/2025 (d)	850	850
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (d) (e)	320	313
5.25%, 2/19/2027 (d)	288	290
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (d) (e)	270	261
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (d) (e)	328	334
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (d) (e)	625	538
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (d) (e)	214	217
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (d) (e)	200	195
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (d) (e)	250	267
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (d) (e)	745	761
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 1/13/2030	420	437
5.42%, 7/9/2031	550	565
Toronto-Dominion Bank (The) (Canada)
5.16%, 1/10/2028	190	193
5.52%, 7/17/2028	70	72
5.30%, 1/30/2032	265	269
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (e)	155	158
(SOFR + 2.45%), 7.16%, 10/30/2029 (e)	205	221
(SOFR + 1.85%), 5.12%, 1/26/2034 (e)	140	137
(SOFR + 1.92%), 5.71%, 1/24/2035 (e)	171	175
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (d) (e)	200	193
Wells Fargo & Co.
4.30%, 7/22/2027	1,701	1,694
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	285	293

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.50%), 5.20%, 1/23/2030 (e)	80	81
(SOFR + 1.99%), 5.56%, 7/25/2034 (e)	95	97
(SOFR + 1.38%), 5.21%, 12/3/2035 (e)	805	799
(SOFR + 2.53%), 3.07%, 4/30/2041 (e)	156	116
(SOFR + 2.13%), 4.61%, 4/25/2053 (e)	320	272
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (d)	540	550
		41,154
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	275	225
Keurig Dr Pepper, Inc. Series 10, 5.20%, 3/15/2031	280	286
		511
Biotechnology — 0.1%
AbbVie, Inc.
5.05%, 3/15/2034	590	594
4.05%, 11/21/2039	500	438
4.25%, 11/21/2049	240	199
Amgen, Inc.
3.15%, 2/21/2040	460	352
3.00%, 1/15/2052	520	336
Gilead Sciences, Inc. 2.60%, 10/1/2040	743	530
		2,449
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	530	422
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	262	225
Capital Markets — 0.5%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (e)	190	208
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	278	191
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (e)	517	508
(SOFR + 1.22%), 2.31%, 11/16/2027 (e)	388	373
(SOFR + 1.59%), 5.71%, 2/8/2028 (e)	150	152
(SOFR + 1.21%), 5.37%, 1/10/2029 (e)	230	233
(SOFR + 3.18%), 6.72%, 1/18/2029 (e)	170	178
5.41%, 5/10/2029	230	236
(SOFR + 1.70%), 5.00%, 9/11/2030 (e)	160	159
(SOFR + 2.05%), 5.40%, 9/11/2035 (e)	165	161
Goldman Sachs Group, Inc. (The)
(SOFR + 1.11%), 2.64%, 2/24/2028 (e)	528	510
(SOFR + 1.77%), 6.48%, 10/24/2029 (e)	250	264
(SOFR + 1.21%), 5.05%, 7/23/2030 (e)	535	539
(SOFR + 1.55%), 5.33%, 7/23/2035 (e)	1,140	1,134
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (d) (e)	470	458
(SOFR + 1.53%), 2.87%, 1/14/2033 (d) (e)	250	215

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (e)	395	400
(SOFR + 1.59%), 5.16%, 4/20/2029 (e)	355	360
(SOFR + 1.22%), 5.04%, 7/19/2030 (e)	220	222
(SOFR + 1.20%), 2.51%, 10/20/2032 (e)	710	609
(SOFR + 1.73%), 5.47%, 1/18/2035 (e)	132	134
(SOFR + 1.56%), 5.32%, 7/19/2035 (e)	300	300
(SOFR + 1.49%), 3.22%, 4/22/2042 (e)	245	184
Nasdaq, Inc. 5.55%, 2/15/2034	79	81
UBS Group AG (Switzerland)
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (d) (e)	250	243
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (d) (e)	595	611
		8,663
Chemicals — 0.1%
DuPont de Nemours, Inc. 5.32%, 11/15/2038	878	906
Nutrien Ltd. (Canada) 5.00%, 4/1/2049	121	107
		1,013
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada)
6.32%, 12/4/2028 (d)	530	557
5.04%, 3/25/2030 (d)	140	140
		697
Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
3.00%, 10/29/2028	150	141
5.10%, 1/19/2029	175	177
Aircastle Ltd. 5.25%, 3/15/2030 (d)	225	224
American Express Co. (SOFRINDX + 1.32%), 5.44%, 1/30/2036 (e)	270	273
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (d)	1,075	1,078
2.13%, 2/21/2026 (d)	150	146
4.25%, 4/15/2026 (d)	25	25
4.38%, 5/1/2026 (d)	110	109
2.53%, 11/18/2027 (d)	1,132	1,060
4.95%, 1/15/2028 (d)	185	184
5.75%, 3/1/2029 (d)	191	195
5.75%, 11/15/2029 (d)	575	586
5.15%, 1/15/2030 (d)	285	282
Capital One Financial Corp.
(SOFR + 1.91%), 5.70%, 2/1/2030 (e)	180	184
(SOFR + 1.27%), 2.62%, 11/2/2032 (e)	235	200
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (d)	200	202

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.20%, 3/27/2028 (d)	355	355
5.15%, 3/17/2030 (d)	180	177
		5,598
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	120	117
5.50%, 9/15/2054	90	85
		202
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (d)	259	250
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035 (d)	335	336
		586
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	110	88
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	406	349
WP Carey, Inc. 2.40%, 2/1/2031	183	159
		508
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
2.75%, 6/1/2031	185	164
3.50%, 6/1/2041	664	512
3.55%, 9/15/2055	398	270
Sprint Capital Corp. 6.88%, 11/15/2028	105	112
Verizon Communications, Inc. 2.65%, 11/20/2040	236	166
		1,224
Electric Utilities — 0.9%
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	280	266
5.65%, 6/1/2054	190	187
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	786	802
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	300	326
Duke Energy Corp. 6.10%, 9/15/2053	580	590
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	123	83
Duke Energy Progress LLC 2.90%, 8/15/2051	170	107
Duke Energy Progress SC Storm Funding LLC Series A, 5.40%, 3/1/2044	869	886
Edison International 5.75%, 6/15/2027	265	268
Electricite de France SA (France) 5.95%, 4/22/2034 (d)	220	228
Emera US Finance LP (Canada) 4.75%, 6/15/2046	253	209
Entergy Arkansas LLC 2.65%, 6/15/2051	88	52
Entergy Louisiana LLC
4.00%, 3/15/2033	202	188
2.90%, 3/15/2051	80	49

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.70%, 3/15/2054	140	138
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	608	607
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (d)	282	286
Evergy, Inc. 2.90%, 9/15/2029	512	473
Fells Point Funding Trust 3.05%, 1/31/2027 (d)	560	543
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (d)	235	201
ITC Holdings Corp.
2.95%, 5/14/2030 (d)	156	142
5.40%, 6/1/2033 (d)	500	502
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (d)	236	235
5.10%, 1/15/2035 (d)	95	94
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	118	93
MidAmerican Energy Co. 5.85%, 9/15/2054	120	123
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (d)	328	200
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	410	392
NRG Energy, Inc.
2.00%, 12/2/2025 (d)	115	113
2.45%, 12/2/2027 (d)	410	385
Pacific Gas and Electric Co.
2.95%, 3/1/2026	831	816
6.40%, 6/15/2033	203	212
5.80%, 5/15/2034	442	446
3.75%, 8/15/2042 (f)	86	64
4.30%, 3/15/2045	90	70
6.75%, 1/15/2053	125	131
5.90%, 10/1/2054	40	38
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	2,435	2,428
Series A-3, 5.54%, 7/15/2047	200	200
Series A-3, 5.53%, 6/1/2049	340	340
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	135	128
Series A-4, 5.21%, 12/1/2047	80	76
Series A-5, 5.10%, 6/1/2052	150	140
PPL Capital Funding, Inc. 5.25%, 9/1/2034	165	164
Public Service Co. of Oklahoma
5.25%, 1/15/2033	240	241
5.20%, 1/15/2035	70	69
Public Service Electric and Gas Co. 3.00%, 3/1/2051	410	268
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	175	170
Series A-2, 5.11%, 12/15/2047	80	74
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	167	167
Southern California Edison Co.
5.45%, 6/1/2031	400	405
Series C, 4.13%, 3/1/2048	152	114

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.88%, 12/1/2053	134	129
5.75%, 4/15/2054	505	475
5.90%, 3/1/2055	100	96
Southern Co. (The) 5.20%, 6/15/2033	321	322
Union Electric Co.
5.20%, 4/1/2034	360	362
3.90%, 4/1/2052	198	151
Vistra Operations Co. LLC
6.00%, 4/15/2034 (d)	34	34
5.70%, 12/30/2034 (d)	95	95
		17,193
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	366	360
5.40%, 6/12/2029	590	605
4.00%, 4/14/2032	1,000	936
		1,901
Financial Services — 0.1%
Corebridge Financial, Inc. 3.85%, 4/5/2029	120	116
Fiserv, Inc. 5.15%, 8/12/2034	700	694
Global Payments, Inc.
3.20%, 8/15/2029	395	370
5.30%, 8/15/2029	71	72
Nationwide Building Society (United Kingdom)
(3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (d) (e)	260	256
5.13%, 7/29/2029 (d)	602	610
Shell International Finance BV 3.13%, 11/7/2049	251	168
		2,286
Food Products — 0.1%
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	159	141
4.65%, 9/17/2034	298	288
J M Smucker Co. (The) 6.20%, 11/15/2033	100	106
JBS USA Holding Lux SARL
3.75%, 12/1/2031	285	260
6.75%, 3/15/2034	251	271
JBS USA LUX Sarl 5.95%, 4/20/2035 (d)	105	108
Kraft Heinz Foods Co.
4.63%, 10/1/2039	250	227
4.38%, 6/1/2046	137	112
Mars, Inc.
5.00%, 3/1/2032 (d)	250	251
5.65%, 5/1/2045 (d)	440	441
Tyson Foods, Inc. 5.70%, 3/15/2034	200	205
		2,410

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	245	151
Southern California Gas Co. 6.35%, 11/15/2052	150	161
		312
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC 5.50%, 3/15/2055	190	189
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	192	169
CSX Corp. 3.80%, 11/1/2046	241	188
ERAC USA Finance LLC 5.20%, 10/30/2034 (d)	200	202
Norfolk Southern Corp. 3.05%, 5/15/2050	237	155
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (d)	250	259
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (d)	800	774
Uber Technologies, Inc. 4.80%, 9/15/2034	150	146
Union Pacific Corp. 3.55%, 8/15/2039	345	286
		2,368
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	78	73
DH Europe Finance II SARL 3.25%, 11/15/2039	123	97
Solventum Corp. 5.60%, 3/23/2034	336	341
		511
Health Care Providers & Services — 0.3%
AHS Hospital Corp. 5.02%, 7/1/2045	140	134
Banner Health 1.90%, 1/1/2031	323	278
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	195	134
Cencora, Inc. 5.13%, 2/15/2034	770	769
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	240	153
Cigna Group (The) 5.13%, 5/15/2031	600	609
CommonSpirit Health
1.55%, 10/1/2025	85	84
2.78%, 10/1/2030	195	175
3.91%, 10/1/2050	80	59
HCA, Inc.
5.45%, 9/15/2034	380	377
5.75%, 3/1/2035	350	353
5.50%, 6/15/2047	140	129
3.50%, 7/15/2051	125	82
5.95%, 9/15/2054	120	115
6.10%, 4/1/2064	425	411
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	165	119
MyMichigan Health Series 2020, 3.41%, 6/1/2050	50	35
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	175	115
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	230	142
UnitedHealth Group, Inc. 5.88%, 2/15/2053	110	112
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	375	242
		4,627

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. 5.25%, 5/15/2036	150	146
DOC DR LLC 2.63%, 11/1/2031	135	117
Healthcare Realty Holdings LP
3.10%, 2/15/2030	750	688
2.00%, 3/15/2031	475	400
Sabra Health Care LP 3.20%, 12/1/2031	215	187
		1,538
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp. 3.35%, 3/12/2050	251	170
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 5.80%, 3/15/2032	305	308
Constellation Energy Generation LLC
5.80%, 3/1/2033	46	48
5.75%, 10/1/2041	210	207
Southern Power Co. 5.15%, 9/15/2041	260	245
		808
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	270	257
Industrial REITs — 0.0% ^
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (d)	135	133
Prologis LP 5.25%, 3/15/2054	332	315
		448
Insurance — 0.3%
Aon North America, Inc.
5.45%, 3/1/2034	350	356
5.75%, 3/1/2054	300	296
Arthur J Gallagher & Co. 5.75%, 7/15/2054	450	443
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	185	142
Brown & Brown, Inc. 2.38%, 3/15/2031	488	419
Corebridge Global Funding 5.90%, 9/19/2028 (d)	180	187
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (d)	352	226
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	135	137
F&G Global Funding 5.88%, 6/10/2027 (d)	300	306
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (d)	400	461
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	510	376
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (d)	200	184
5.16%, 5/28/2031 (d)	600	613
Principal Financial Group, Inc. 4.11%, 2/15/2028 (d)	150	147
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (d)	70	57
3.30%, 5/15/2050 (d)	495	331
		4,681

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc.
5.60%, 5/15/2053	245	247
5.40%, 8/15/2054	200	196
		443
IT Services — 0.0% ^
Accenture Capital, Inc. 4.25%, 10/4/2031	245	240
CGI, Inc. (Canada) 1.45%, 9/14/2026	215	206
		446
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	290	221
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	152	131
3.50%, 3/1/2042	115	79
3.70%, 4/1/2051	532	335
Comcast Corp.
3.25%, 11/1/2039	431	335
2.80%, 1/15/2051	585	353
5.35%, 5/15/2053	745	695
		1,928
Metals & Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia) 5.13%, 2/21/2032	210	212
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (d)	200	208
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (d)	398	350
5.63%, 4/4/2034 (d)	230	231
South32 Treasury Ltd. (Australia) 4.35%, 4/14/2032 (d)	280	261
Steel Dynamics, Inc. 1.65%, 10/15/2027	316	294
		1,556
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	241	148
DTE Energy Co. 5.10%, 3/1/2029	600	608
Engie SA (France) 5.63%, 4/10/2034 (d)	700	712
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	200	202
San Diego Gas & Electric Co. 2.95%, 8/15/2051	370	232
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	170	108
		2,010
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	295	256
Oil, Gas & Consumable Fuels — 0.6%
Aker BP ASA (Norway)
5.13%, 10/1/2034 (d)	150	143
5.80%, 10/1/2054 (d)	150	137
APA Infrastructure Ltd. (Australia) 5.13%, 9/16/2034 (d)	424	414

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Boardwalk Pipelines LP 4.45%, 7/15/2027	205	204
BP Capital Markets America, Inc. 2.77%, 11/10/2050	238	146
Cheniere Energy, Inc. 5.65%, 4/15/2034	160	162
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (d)	102	101
5.68%, 1/15/2034 (d)	148	147
Columbia Pipelines Operating Co. LLC
5.44%, 2/15/2035 (d)	530	524
5.96%, 2/15/2055 (d)	365	354
ConocoPhillips Co. 5.50%, 1/15/2055	315	304
Coterra Energy, Inc.
3.90%, 5/15/2027	155	153
5.40%, 2/15/2035	255	251
Devon Energy Corp. 5.75%, 9/15/2054	285	261
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	140	146
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	180	185
5.63%, 4/5/2034	335	340
Energy Transfer LP 5.00%, 5/15/2044 (f)	565	488
Eni SpA (Italy) 5.95%, 5/15/2054 (d)	200	196
Enterprise Products Operating LLC
4.95%, 2/15/2035	510	503
4.45%, 2/15/2043	354	306
Exxon Mobil Corp. 3.00%, 8/16/2039	734	572
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (d)	135	107
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (d)	221	180
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (d)	550	542
3.45%, 10/15/2027 (d)	334	322
Kinder Morgan, Inc.
5.00%, 2/1/2029	229	231
7.80%, 8/1/2031	500	570
MPLX LP
5.50%, 6/1/2034	360	359
4.50%, 4/15/2038	256	225
5.95%, 4/1/2055	95	91
NGPL PipeCo LLC 3.25%, 7/15/2031 (d)	210	184
Northern Natural Gas Co. 5.63%, 2/1/2054 (d)	40	39
Occidental Petroleum Corp.
5.20%, 8/1/2029	110	110
5.38%, 1/1/2032	110	108
ONEOK, Inc. 4.75%, 10/15/2031	490	480
Ovintiv, Inc. 6.25%, 7/15/2033	400	413
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (d)	85	85
5.03%, 10/1/2029 (d)	95	94
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	495	361

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	350	357
Williams Cos., Inc. (The)
5.60%, 3/15/2035	195	199
6.00%, 3/15/2055	55	55
		11,149
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	635	589
Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	350	271
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	295	261
3.70%, 3/15/2052	171	126
5.55%, 2/22/2054	27	27
5.65%, 2/22/2064	250	245
Eli Lilly & Co. 5.00%, 2/9/2054	540	506
Merck & Co., Inc.
2.35%, 6/24/2040	348	244
2.90%, 12/10/2061	35	20
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	375	356
Takeda Pharmaceutical Co. Ltd. (Japan) 3.18%, 7/9/2050	750	493
		2,278
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	170	177
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	100	101
UDR, Inc.
2.10%, 8/1/2032	482	392
1.90%, 3/15/2033	65	51
		544
Retail REITs — 0.0% ^
Brixmor Operating Partnership LP
2.25%, 4/1/2028	180	167
2.50%, 8/16/2031	110	95
NNN REIT, Inc.
5.60%, 10/15/2033	100	101
5.50%, 6/15/2034	150	151
Realty Income Corp. 1.80%, 3/15/2033	275	215
		729
Semiconductors & Semiconductor Equipment — 0.2%
Broadcom, Inc.
1.95%, 2/15/2028 (d)	529	492
5.15%, 11/15/2031	500	507
4.55%, 2/15/2032	216	211

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
3.19%, 11/15/2036 (d)	228	187
Intel Corp.
3.73%, 12/8/2047	145	101
3.25%, 11/15/2049	140	88
3.05%, 8/12/2051	140	82
KLA Corp. 3.30%, 3/1/2050	442	307
NXP BV (China) 3.25%, 5/11/2041	365	266
Texas Instruments, Inc. 5.05%, 5/18/2063	530	486
		2,727
Software — 0.2%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	386	377
Intuit, Inc. 5.50%, 9/15/2053	70	70
Oracle Corp.
3.80%, 11/15/2037	799	673
3.60%, 4/1/2050	160	111
Roper Technologies, Inc. 1.75%, 2/15/2031	277	233
Synopsys, Inc.
5.00%, 4/1/2032	250	251
5.70%, 4/1/2055	265	263
VMware LLC
1.40%, 8/15/2026	421	403
4.70%, 5/15/2030	415	411
		2,792
Specialized REITs — 0.1%
American Tower Corp.
1.50%, 1/31/2028	205	188
5.20%, 2/15/2029	380	386
1.88%, 10/15/2030	1,190	1,018
Crown Castle, Inc. 5.80%, 3/1/2034	120	122
CubeSmart LP 2.00%, 2/15/2031	570	482
Extra Space Storage LP
5.90%, 1/15/2031	190	198
2.40%, 10/15/2031	305	260
		2,654
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 3.63%, 4/15/2052	185	136
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc. 2.70%, 8/5/2051	295	186
Dell International LLC
6.20%, 7/15/2030	970	1,027
5.30%, 4/1/2032	605	609
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	460	448
		2,270
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	375	316

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — continued
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	482	450
4.39%, 8/15/2037	265	233
		999
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (d)	215	214
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	550	530
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
2.55%, 2/15/2031	670	591
3.40%, 10/15/2052	430	291
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	300	286
		1,168
Total Corporate Bonds (Cost $152,067)		143,473
Mortgage-Backed Securities — 7.1%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	985	904
Pool # WA1626, 3.45%, 8/1/2032	1,149	1,074
Pool # WN3225, 3.80%, 10/1/2034	750	701
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	507	473
Pool # QA9530, 2.50%, 5/1/2050	474	401
Pool # QB4026, 2.50%, 10/1/2050	1,560	1,321
Pool # QB4045, 2.50%, 10/1/2050	992	841
Pool # QB4484, 2.50%, 10/1/2050	668	568
Pool # QB4542, 2.50%, 10/1/2050	670	569
Pool # QB8503, 2.50%, 2/1/2051	766	643
Pool # SD4767, 2.50%, 2/1/2051	1,177	991
Pool # QC9443, 2.50%, 10/1/2051	616	520
Pool # SD0781, 3.00%, 11/1/2051 (g)	1,577	1,375
Pool # SD5768, 3.00%, 1/1/2052	2,067	1,811
Pool # QD4686, 4.00%, 1/1/2052	247	231
Pool # QD7596, 2.50%, 2/1/2052	2,009	1,689
Pool # RA6815, 2.50%, 2/1/2052	1,670	1,406
Pool # SD3952, 2.50%, 3/1/2052	1,371	1,156
Pool # QE1637, 4.00%, 5/1/2052	272	258
Pool # QE1832, 4.50%, 5/1/2052	339	331
Pool # SD4119, 3.00%, 8/1/2052	769	674
Pool # QH9763, 6.00%, 1/1/2054	447	457
Pool # QH9845, 6.00%, 2/1/2054	1,595	1,636
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	790	800
Pool # BK2113, 2.50%, 3/1/2050	435	365

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CA5658, 2.50%, 5/1/2050	138	116
Pool # FM3118, 3.00%, 5/1/2050	404	356
Pool # BP8608, 2.50%, 6/1/2050	287	242
Pool # BP9250, 2.50%, 7/1/2050	1,217	1,029
Pool # FP0059, 2.50%, 8/1/2050	966	808
Pool # BP6749, 2.50%, 9/1/2050	1,225	1,030
Pool # BQ2894, 3.00%, 9/1/2050	761	669
Pool # BK8152, 2.50%, 10/1/2050	291	245
Pool # BQ3996, 2.50%, 10/1/2050	648	549
Pool # BQ5243, 3.50%, 10/1/2050	372	339
Pool # CA7398, 3.50%, 10/1/2050	877	799
Pool # BP7667, 2.50%, 12/1/2050	698	592
Pool # BR4318, 3.00%, 1/1/2051	98	86
Pool # CA8637, 4.00%, 1/1/2051	1,512	1,428
Pool # CB0189, 3.00%, 4/1/2051	288	252
Pool # CB0458, 2.50%, 5/1/2051	458	385
Pool # FS7655, 2.50%, 5/1/2051	1,146	962
Pool # BT0122, 2.50%, 6/1/2051	215	180
Pool # FM7916, 2.50%, 6/1/2051	400	338
Pool # FM7957, 2.50%, 7/1/2051	2,703	2,284
Pool # CB1301, 2.50%, 8/1/2051	711	598
Pool # FM8247, 2.50%, 8/1/2051	389	328
Pool # CB1566, 2.50%, 9/1/2051	1,374	1,147
Pool # FM8659, 2.50%, 9/1/2051	759	640
Pool # FS6514, 2.50%, 9/1/2051	418	353
Pool # FS4624, 2.50%, 11/1/2051	339	283
Pool # CB2313, 2.50%, 12/1/2051	435	367
Pool # FS2559, 3.00%, 12/1/2051	1,282	1,121
Pool # CB2637, 2.50%, 1/1/2052	794	665
Pool # BV4831, 3.00%, 2/1/2052	430	374
Pool # FS7749, 3.00%, 2/1/2052	1,582	1,390
Pool # BV0295, 3.50%, 2/1/2052	967	890
Pool # BV3950, 4.00%, 2/1/2052	439	411
Pool # BV6743, 4.50%, 5/1/2052	343	334
Pool # BY4714, 5.00%, 6/1/2053	958	940
Pool # BY4761, 5.00%, 6/1/2053	367	361
Pool # BY9327, 6.00%, 11/1/2053	1,044	1,064
Pool # DA7753, 5.50%, 1/1/2054	318	320
Pool # DA0425, 6.00%, 2/1/2054	420	431
Pool # DA7754, 6.00%, 2/1/2054	1,763	1,807
Pool # CB8334, 5.50%, 4/1/2054	1,463	1,465
Pool # DB6037, 5.50%, 5/1/2054	604	604
Pool # DB6039, 6.00%, 5/1/2054	562	574
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	622	630
Pool # AM3010, 5.07%, 3/1/2028	528	539
Pool # BL8639, 1.09%, 4/1/2028	749	682
Pool # BS6144, 3.97%, 1/1/2029	1,535	1,513

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AM5319, 4.34%, 1/1/2029	472	472
Pool # BS8149, 4.97%, 9/1/2029	900	922
Pool # BL4956, 2.41%, 11/1/2029	1,222	1,127
Pool # BS0448, 1.27%, 12/1/2029	1,031	896
Pool # BL9748, 1.60%, 12/1/2029	431	382
Pool # AN7593, 2.99%, 12/1/2029	316	297
Pool # BS7361, 4.76%, 1/1/2030	1,880	1,909
Pool # BL9252, 1.37%, 3/1/2030	376	327
Pool # AN8285, 3.11%, 3/1/2030	323	306
Pool # BS0154, 1.28%, 4/1/2030	255	221
Pool # AM8544, 3.08%, 4/1/2030	134	127
Pool # AN8990, 3.53%, 4/1/2030	456	437
Pool # BS7168, 4.57%, 6/1/2030	684	689
Pool # BL9251, 1.45%, 10/1/2030	817	703
Pool # AM4789, 4.18%, 11/1/2030	244	242
Pool # BL9891, 1.37%, 12/1/2030	585	500
Pool # BS0025, 1.38%, 12/1/2030	1,087	936
Pool # BL9494, 1.46%, 12/1/2030	265	225
Pool # BS8442, 4.74%, 4/1/2031	1,064	1,077
Pool # BS2915, 1.87%, 5/1/2031	210	182
Pool # BS7167, 4.64%, 7/1/2031	1,655	1,668
Pool # BS7437, 5.04%, 8/1/2031	870	893
Pool # BS4563, 2.01%, 1/1/2032	255	219
Pool # BS5580, 3.68%, 1/1/2032	1,080	1,027
Pool # BM6898, 2.15%, 2/1/2032 (h)	554	480
Pool # BS4654, 2.39%, 3/1/2032	848	746
Pool # BL5680, 2.44%, 3/1/2032	1,295	1,140
Pool # AN5952, 3.01%, 7/1/2032	339	311
Pool # AN6149, 3.14%, 7/1/2032	1,605	1,467
Pool # BS5530, 3.30%, 7/1/2032	1,676	1,546
Pool # BS6345, 3.91%, 8/1/2032	510	488
Pool # BZ0884, 5.37%, 9/1/2032	945	984
Pool # BM3226, 3.45%, 10/1/2032 (h)	1,353	1,276
Pool # BS6822, 3.81%, 10/1/2032	980	934
Pool # BS8528, 4.31%, 10/1/2032	1,785	1,753
Pool # BS6872, 4.41%, 10/1/2032	285	282
Pool # BS6926, 4.51%, 10/1/2032	355	355
Pool # BS6928, 4.55%, 10/1/2032	310	310
Pool # BS6954, 4.93%, 10/1/2032	782	798
Pool # BM6491, 1.46%, 11/1/2032 (h)	1,590	1,295
Pool # BM6492, 1.51%, 11/1/2032 (h)	2,016	1,646
Pool # BS6819, 4.12%, 11/1/2032	1,110	1,081
Pool # BS7090, 4.45%, 12/1/2032	1,036	1,030
Pool # BS7113, 4.90%, 12/1/2032	295	302
Pool # AN7923, 3.33%, 1/1/2033	640	589
Pool # BS8428, 4.41%, 1/1/2033	1,221	1,204
Pool # BS7398, 4.74%, 2/1/2033	845	851
Pool # BS5357, 3.41%, 3/1/2033	799	734

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AN9067, 3.51%, 5/1/2033	345	322
Pool # BS8416, 4.56%, 5/1/2033	580	579
Pool # BS5511, 3.45%, 8/1/2033	1,056	974
Pool # BS5127, 3.15%, 9/1/2033	615	552
Pool # BL1012, 4.03%, 12/1/2033	335	322
Pool # BL0900, 4.08%, 2/1/2034	190	184
Pool # BZ0430, 4.32%, 2/1/2034	800	783
Pool # BL7124, 1.93%, 6/1/2035	680	552
Pool # AN4430, 3.61%, 1/1/2037	607	579
Pool # BL6060, 2.46%, 4/1/2040	595	440
Pool # BF0107, 4.50%, 6/1/2056	502	485
Pool # BF0219, 3.50%, 9/1/2057	1,317	1,185
Pool # BF0230, 5.50%, 1/1/2058	1,284	1,323
Pool # BF0334, 3.50%, 1/1/2059	347	310
Pool # BF0497, 3.00%, 7/1/2060	611	527
Pool # BF0537, 3.00%, 3/1/2061	1,176	996
Pool # BF0561, 3.00%, 9/1/2061	1,533	1,298
Pool # BF0578, 2.50%, 12/1/2061	3,265	2,640
Pool # BF0732, 2.50%, 6/1/2063	1,593	1,297
Pool # BF0733, 3.00%, 6/1/2063	1,429	1,215
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 4/25/2055 (g)	1,415	1,176
TBA, 3.00%, 4/25/2055 (g)	65	56
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	994	910
Pool # BR3929, 3.50%, 10/20/2050	505	462
Pool # BW1726, 3.50%, 10/20/2050	533	488
Pool # BS8546, 2.50%, 12/20/2050	1,426	1,205
Pool # BR3928, 3.00%, 12/20/2050	686	618
Pool # BU7538, 3.00%, 12/20/2050	451	407
Pool # 785294, 3.50%, 1/20/2051	1,377	1,243
Pool # CA8452, 3.00%, 2/20/2051	2,021	1,804
Pool # CA9005, 3.00%, 2/20/2051	433	396
Pool # CB1543, 3.00%, 2/20/2051	1,412	1,251
Pool # CA3588, 3.50%, 2/20/2051	1,515	1,387
Pool # CB1536, 3.50%, 2/20/2051	1,592	1,463
Pool # CB1542, 3.00%, 3/20/2051	930	824
Pool # CC0070, 3.00%, 3/20/2051	240	218
Pool # CC8726, 3.00%, 3/20/2051	292	259
Pool # CC8738, 3.00%, 3/20/2051	409	362
Pool # CC8723, 3.50%, 3/20/2051	1,951	1,785
Pool # CC0088, 4.00%, 3/20/2051	83	78
Pool # CC0092, 4.00%, 3/20/2051	197	187
Pool # CC8727, 3.00%, 4/20/2051	500	443
Pool # CC8739, 3.00%, 4/20/2051	1,340	1,187
Pool # CC8740, 3.00%, 4/20/2051	1,112	985
Pool # CC8751, 3.00%, 4/20/2051	241	214
Pool # CA3563, 3.50%, 7/20/2051	911	844

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CE2586, 3.50%, 7/20/2051	1,283	1,174
Pool # CK1527, 3.50%, 12/20/2051	1,020	937
Pool # CJ8184, 3.50%, 1/20/2052	1,099	1,006
Pool # CK2716, 3.50%, 2/20/2052	843	762
Pool # CK8295, 5.00%, 3/20/2052	482	472
Pool # MA8200, 4.00%, 8/20/2052	285	267
Pool # CN3127, 5.00%, 8/20/2052	451	444
Pool # CV0172, 6.50%, 7/20/2053	746	787
Pool # CU6748, 6.00%, 9/20/2053	954	975
Pool # DA2721, 5.50%, 3/20/2054	420	422
GNMA II, Other
Pool # CV6672, 5.00%, 7/20/2062	442	432
Pool # CU1093, 5.50%, 6/20/2063	323	322
Pool # CV6673, 5.50%, 6/20/2063	873	869
Pool # CU1092, 6.00%, 6/20/2063	432	436
Pool # 785183, 2.93%, 10/20/2070 (h)	744	685
Total Mortgage-Backed Securities (Cost $146,679)		137,906
Asset-Backed Securities — 3.4%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (d)	183	170
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class AS, 5.57%, 12/18/2037 (d) (h)	154	153
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (d)	870	834
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	588	560
Series 2016-3, Class AA, 3.00%, 10/15/2028	407	385
Series 2017-2, Class A, 3.60%, 10/15/2029	648	606
Series 2021-1, Class B, 3.95%, 7/11/2030	725	683
American Credit Acceptance Receivables Trust Series 2024-1, Class D, 5.86%, 5/13/2030 (d)	720	729
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (d)	530	527
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (d)	220	217
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (d)	810	796
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (d)	404	397
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (d)	340	325
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (d) (f)	790	749
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (d)	565	526
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	278	267
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (d)	705	710
Series 2024-1A, Class A, 5.36%, 6/20/2030 (d)	545	556
Bridge Trust
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (d)	1,065	1,018
Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (d)	1,225	1,154
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	1,375	1,394
Series 2024-1, Class D, 6.03%, 11/15/2029	560	571
Series 2024-2, Class C, 6.07%, 2/15/2030	1,200	1,224
Series 2024-3, Class D, 5.83%, 5/15/2030	660	669

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-1, Class D, 5.64%, 11/15/2030	1,365	1,379
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (d)	393	383
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (d)	1,451	1,441
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (d)	186	174
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	820	727
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (d) (h)	630	639
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (d)	540	542
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A, 5.78%, 12/15/2032 (d)	625	630
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (d)	560	576
Series 2024-2A, Class C, 6.70%, 10/16/2034 (d)	1,510	1,569
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (d)	107	98
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (d)	525	510
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	521	490
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (d)	62	61
Series 2021-1A, Class C, 2.70%, 11/21/2033 (d)	152	150
Drive Auto Receivables Trust Series 2024-1, Class C, 5.43%, 11/17/2031	330	335
DT Auto Owner Trust Series 2023-2A, Class D, 6.62%, 2/15/2029 (d)	435	445
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (d)	177	167
Series 2021-A, Class C, 2.09%, 8/27/2035 (d)	75	70
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (d)	350	355
Exeter Automobile Receivables Trust
Series 2023-5A, Class C, 6.85%, 1/16/2029	440	452
Series 2024-1A, Class D, 5.84%, 6/17/2030	545	549
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (d)	598	604
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (d)	34	34
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (d)	289	292
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (d)	1,215	1,162
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (d)	410	405
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (d) (h)	745	704
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (d)	578	603
Series 2024-2A, Class A, 4.60%, 3/15/2050 (d)	505	504
Series 2024-2A, Class B, 4.93%, 3/15/2050 (d)	225	223
GLS Auto Select Receivables Trust Series 2024-1A, Class C, 5.69%, 3/15/2030 (d)	195	199
GreatAmerica Leasing Receivables Funding LLC Series 2024-1, Class A4, 5.08%, 12/16/2030 (d)	515	523
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (d)	578	587
Series 2024-A, Class C, 6.32%, 3/15/2043 (d)	691	703
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (d)	1,123	1,067
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	651	593

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1, 6.15%, 5/20/2032 (d)	169	171
Series 2024-2, Class B1, 5.44%, 10/20/2032 (d)	459	461
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (d)	405	386
LAD Auto Receivables Trust Series 2023-4A, Class C, 6.76%, 3/15/2029 (d)	510	526
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (d)	1,145	1,098
Series 2024-AA, Class C, 6.00%, 9/22/2036 (d)	437	444
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (d)	445	420
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (d)	62	58
Series 2024-1A, Class B, 5.51%, 2/20/2043 (d)	281	284
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (d)	280	277
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (d)	252	246
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (d)	693	676
Octane Receivables Trust
Series 2021-2A, Class C, 2.53%, 5/21/2029 (d)	945	925
Series 2023-3A, Class B, 6.48%, 7/20/2029 (d)	485	495
Series 2024-2A, Class C, 5.90%, 7/20/2032 (d)	1,300	1,322
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (d)	295	281
Oportun Issuance Trust
Series 2024-1A, Class A, 6.33%, 4/8/2031 (d)	136	136
Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	1,071	1,044
Series 2025-A, Class B, 5.30%, 2/8/2033 (d)	225	224
Series 2025-A, Class C, 5.89%, 2/8/2033 (d)	165	165
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (d)	49	48
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (d)	920	845
PRET LLC Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (d) (h)	843	842
Progress Residential Trust
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (d) (h)	540	489
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (d) (h)	1,210	1,084
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (d)	2,393	2,381
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (d)	270	251
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (d) (h)	195	178
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (d) (h)	310	280
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (d)	515	521
Reach ABS Trust Series 2024-2A, Class B, 5.84%, 7/15/2031 (d)	400	405
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (d)	148	147
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/2031 (d)	984	974
Series 2024-A, Class A, 5.91%, 8/20/2032 (d)	550	558
SCF Equipment Leasing LLC
Series 2022-2A, Class C, 6.50%, 8/20/2032 (d)	775	785
Series 2024-1A, Class C, 5.82%, 9/20/2032 (d)	340	347
Series 2024-1A, Class D, 6.58%, 6/21/2033 (d)	425	437
Series 2023-1A, Class C, 6.77%, 8/22/2033 (d)	620	638
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (d)	1,150	1,165

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (d)	84	82
Series 2021-2A, Class B, 1.80%, 9/20/2038 (d)	91	88
Series 2024-2A, Class C, 5.83%, 6/20/2041 (d)	292	295
Series 2024-1A, Class C, 5.94%, 1/20/2043 (d)	244	247
STRE, 7.00%, 2/15/2030 ‡	50	50
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (d)	465	471
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (d)	540	536
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (d)	395	390
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	118	117
Series 2019-2, Class B, 3.50%, 5/1/2028	291	280
Series 2016-1, Class A, 3.45%, 7/7/2028	423	402
Series 2018-1, Class A, 3.70%, 3/1/2030	463	434
Series 2024-1, Class AA, 5.45%, 2/15/2037	479	483
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (d)	11	11
Verizon Master Trust Series 2024-7, Class A, 4.35%, 8/20/2032 (d)	750	746
VOLT XCII LLC Series 2021-NPL1, Class A1, 5.89%, 2/27/2051 (d) (f)	26	26
VOLT XCIII LLC Series 2021-NPL2, Class A1, 5.89%, 2/27/2051 (d) (f)	280	280
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (d) (f)	343	343
VOLT XCIX LLC Series 2021-NPL8, Class A1, 6.12%, 4/25/2051 (d) (f)	186	186
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (d) (f)	188	188
VOLT XCVI LLC Series 2021-NPL5, Class A1, 6.12%, 3/27/2051 (d) (f)	248	248
VOLT XCVII LLC Series 2021-NPL6, Class A1, 6.24%, 4/25/2051 (d) (f)	382	383
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (d)	130	128
Series 2024-1A, Class B, 6.56%, 1/20/2038 (d)	777	787
Series 2024-1A, Class C, 7.06%, 1/20/2038 (d)	437	443
Westlake Automobile Receivables Trust Series 2023-4A, Class C, 6.64%, 11/15/2028 (d)	375	385
Total Asset-Backed Securities (Cost $65,168)		65,208
Collateralized Mortgage Obligations — 1.8%
CFMT LLC Series 2024-HB15, Class M1, 4.00%, 8/25/2034 ‡ (d) (h)	620	596
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 7.04%, 7/25/2043 (d) (h)	655	672
CSMC Trust Series 2021-RPL1, Class A1, 4.08%, 9/27/2060 (d) (h)	737	734
FARM Mortgage Trust Series 2024-2, Class A, 5.19%, 8/1/2054 (d) (h)	497	486
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MA, 3.00%, 5/25/2057	491	457
Series 2018-1, Class M60C, 3.50%, 5/25/2057	819	753
Series 2019-1, Class MT, 3.50%, 7/25/2058	302	269
Series 2019-1, Class M55D, 4.00%, 7/25/2058	447	419
Series 2019-2, Class M55D, 4.00%, 8/25/2058	814	762
Series 2019-3, Class M55D, 4.00%, 10/25/2058	711	668
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	1,026	919
Series 2020-3, Class TTW, 3.00%, 5/25/2060	869	811
Series 2022-1, Class MTU, 3.25%, 11/25/2061	300	258
Series 2024-2, Class MT, 3.50%, 5/25/2064	973	859

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FHLMC, REMIC
Series 4257, Class DZ, 2.50%, 10/15/2043	465	400
Series 5174, Class IG, IO, 3.00%, 1/25/2050	3,951	512
Series 5052, Class KI, IO, 4.00%, 12/25/2050	4,047	823
Series 5171, Class NI, IO, 3.00%, 7/25/2051	3,846	540
Series 5225, Class QL, 4.00%, 5/25/2052	825	702
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	320	333
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	140	141
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	272	265
Series 2014-52, Class BW, 3.00%, 9/25/2044	790	683
Series 2020-54, Class MA, 1.50%, 8/25/2050	327	270
Series 2022-4, Class TA, 1.00%, 4/25/2051	737	588
Series 2021-22, Class BI, IO, 4.00%, 4/25/2051	4,135	880
Series 2022-46, Class GZ, 4.50%, 7/25/2052	769	697
Series 2025-18, Class MA, 0.50%, 9/25/2054	1,601	1,309
Series 2018-75, Class UZ, 4.00%, 10/25/2058	2,333	2,174
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	625	636
GNMA
Series 2009-35, Class BZ, 6.00%, 5/16/2039	580	602
Series 2022-93, Class JZ, 4.50%, 5/20/2052	499	353
Series 2022-105, Class SG, IF, IO, 1.71%, 6/20/2052 (h)	2,574	252
Series 2024-64, Class YH, 5.00%, 4/20/2054	1,725	1,675
Series 2015-H11, Class FC, 4.97%, 5/20/2065 (h)	280	279
Series 2021-H14, Class YD, 7.34%, 6/20/2071 (h)	1,034	912
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 ‡ (d) (h)	1,895	1,895
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (d) (f)	365	365
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (d) (f)	765	761
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (d) (f)	940	945
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (d) (f)	740	748
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (d) (f)	1,970	1,965
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (d) (f)	440	437
Onity Loan Investment Trust Series 2024-HB2, Class M1, 5.00%, 8/25/2037 ‡ (d) (h)	1,350	1,333
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (d) (f)	420	423
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (d) (f)	465	466
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (d) (h)	1,824	1,574
Total Collateralized Mortgage Obligations (Cost $35,771)		34,601
Commercial Mortgage-Backed Securities — 0.7%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (d)	670	645
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M1, 6.14%, 7/25/2041 (d) (h)	538	525
Series 2021-MN1, Class M1, 6.34%, 1/25/2051 (d) (h)	129	128
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	677	658
Series K754, Class AM, 4.94%, 11/25/2030 (h)	570	583
Series K-1510, Class A2, 3.72%, 1/25/2031	295	285

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K-150, Class A2, 3.71%, 9/25/2032 (h)	815	773
FNMA ACES
Series 2018-M3, Class A2, 3.06%, 2/25/2030 (h)	298	283
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (h)	555	468
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (h)	1,620	1,386
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (h)	780	775
Series 2024-M2, Class A2, 3.75%, 8/25/2033	2,215	2,078
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	18	18
Series 2021-M3, Class X1, IO, 1.91%, 11/25/2033 (h)	1,367	95
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (d) (h)	595	554
Series 2015-K48, Class C, 3.64%, 8/25/2048 (d) (h)	50	50
Series 2016-K56, Class B, 3.95%, 6/25/2049 (d) (h)	450	444
Series 2017-K67, Class C, 3.95%, 9/25/2049 (d) (h)	880	860
Series 2019-K97, Class B, 3.77%, 9/25/2051 (d) (h)	760	728
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 8.34%, 11/25/2053 (d) (h)	728	757
Series 2024-01, Class M7, 7.09%, 7/25/2054 (d) (h)	369	372
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (d)	345	348
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	885	760
Total Commercial Mortgage-Backed Securities (Cost $13,886)		13,573
Foreign Government Securities — 0.1%
Kingdom of Saudi Arabia 2.25%, 2/2/2033 (d)	200	163
Republic of Peru 2.78%, 12/1/2060	162	88
United Mexican States
6.00%, 5/13/2030	209	214
3.50%, 2/12/2034	727	596
6.88%, 5/13/2037	309	317
6.34%, 5/4/2053	200	182
Total Foreign Government Securities (Cost $1,799)		1,560
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bond Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $195)	195	197
	SHARES (000)
Short-Term Investments — 3.2%
Investment Companies — 3.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (j) (Cost $61,911)	61,911	61,911
Total Investments — 98.9% (Cost $1,639,410)		1,912,611
Other Assets in Excess of Liabilities — 1.1%		22,086
NET ASSETS — 100.0%		1,934,697

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of March 31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of March 31, 2025.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2025.
(f)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2025.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2025.

(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of March 31, 2025.

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	113	06/18/2025	USD	12,589	101
U.S. Treasury 10 Year Ultra Note	150	06/18/2025	USD	17,163	179
U.S. Treasury Ultra Bond	14	06/18/2025	USD	1,721	— (a)
U.S. Treasury 2 Year Note	127	06/30/2025	USD	26,320	52
U.S. Treasury 5 Year Note	80	06/30/2025	USD	8,662	63
					395

Abbreviations
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$63,334	$1,874	$65,208
Collateralized Mortgage Obligations	—	30,777	3,824	34,601
Commercial Mortgage-Backed Securities	—	13,573	—	13,573
Corporate Bonds	—	143,473	—	143,473
Exchange-Traded Funds	443,941	—	—	443,941
Foreign Government Securities	—	1,560	—	1,560
Investment Companies	844,015	—	—	844,015
Mortgage-Backed Securities	—	137,906	—	137,906
Municipal Bonds	—	197	—	197
U.S. Treasury Obligations	—	166,226	—	166,226
Short-Term Investments
Investment Companies	61,911	—	—	61,911
Total Investments in Securities	$1,349,867	$557,046	$5,698	$1,912,611
Appreciation in Other Financial Instruments
Futures Contracts	$395	$—	$—	$395
Depreciation in Other Financial Instruments
Futures Contracts	$— (a)	$—	$—	$— (a)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$395	$—	$—	$395

(a)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$40,469	$4,850	$5,866	$132	$137	$39,722	754	$868	$—
JPMorgan BetaBuilders International Equity ETF (a)	210,951	39,487	46,291	2,115	7,146	213,408	3,470	4,156	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	17,874	2,268	4,359	555	1,007	17,345	185	400	— (b)
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	77,383	53,848	132,342	723	388	—	—	2,505	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	60,091	16,226	18,751	2,434	227	60,227	668	653	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	33,149	10,045	10,504	1,199	(549)	33,340	551	343	— (b)
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	23,031	2,042	25,250	21	156	—	—	1,354	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	194,396	26,290	28,784	(3,689)	7,222	195,435	26,994	7,547	—

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	$31,498	$4,635	$4,616	$71	$501	$32,089	5,176	$1,676	$—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	41,044	6,264	8,197	222	382	39,715	2,351	1,009	—
JPMorgan Equity Index Fund Class R6 Shares (a)	477,071	57,975	93,310	21,207	(4,135)	458,808	5,449	4,683	—
JPMorgan High Yield Fund Class R6 Shares (a)	92,961	41,163	17,582	(737)	2,163	117,968	18,261	5,394	—
JPMorgan Inflation Managed Bond ETF (a)	76,902	6,923	6,371	(246)	2,691	79,899	1,660	2,360	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (c)	50,752	252,904	241,745	—	—	61,911	61,911	2,203	—
Total	$1,427,572	$524,920	$643,968	$24,007	$17,336	$1,349,867		$35,151	$— (b)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2025.